D2 Contingent liabilities	12 Months Ended
Dec. 31, 2019
Disclosure Of Contingent Liabilities [Abstract]
D2 Contingent liabilities

D2	Contingent liabilities

Contingent liabilities
	2019	2018
Contingent liabilities	1,527	1,638
Total	1,527	1,638

Contingent liabilities mainly relates to pensions, customs guarantees and tax litigations in subsidiaries. Contingent liabilities assumed by the Company include guarantees of loans to other companies of SEK 27 (26) million.

All ongoing legal and tax proceedings have been evaluated, their potential economic outflows and probability estimated and necessary provisions made. In note A2, “Critical accounting estimates and judgments,” further disclosure is presented in relation to (i) key sources of estimation uncertainty and (ii) the decision made in relation to accounting policies applied.

Financial guarantees for third-parties amounted to SEK 24 (42) million as of December 31, 2019. The maturity date for the majority of the issued guarantees occurs in 2020 at the latest.

In April 2018, Telefonaktiebolaget LM Ericsson, the present President and CEO and the Chief Financial Officer of Ericsson as well as three former executives were named defendants in a putative class action filed in the United States District Court for the Southern District of New York. The complaint alleges violations of United States securities laws, principally in connection with service revenues and recognition of expenses on long-term service projects. In October 2018 the plaintiffs filed a first amended complaint. In December 2018 Ericsson filed a motion to dismiss the complaint.

In January 2019 the plaintiffs filed a second amended complaint. Ericsson again filed a motion to dismiss the complaint. On January 11, 2020 the court granted Ericsson’s motion to dismiss. At the same time the court granted plaintiffs leave to file a third amended complaint within thirty days. The plaintiffs did not file an amended complaint by the court-ordered deadline.

In December 2018, Sol IP sued AT&T, Verizon, and Sprint in East Texas, alleging infringement of 20 patents declared to the LTE standard. Sol IP is a non-practicing entity. The patents originated from Electronics and Telecommunications Research Institute (ETRI), a Korean government-funded research institution. In March 2019, Ericsson intervened in the litigation to defend its products against claims of infringement. In December 2019, Ericsson challenged the patentability of a number of the patents with the Patent Trial and Appeal Board. Ericsson has after the year-end 2019 resolved the litigation with Sol IP. The settlement resolves the litigation with Sol IP and involves a patent license agreement between Ericsson, Sol IP and ETRI.

For more information, see note H6, “Events after the reporting period.”